Accrued expenses	6 Months Ended
Jun. 30, 2025
Accrued expenses
Accrued expenses

19)Accrued expenses

The following table presents accrued expenses as of June 30, 2025 and December 31, 2024:

(U.S. Dollars in thousands)	At June 30, 2025	At December 31, 2024
Operating expenses	$2,928	$3,629
Interest expenses	4,969	4,936
EU ETS current liability (1)	4,075	—
Other expenses	6,455	2,900
Total accrued expenses	$18,427	$11,465
(1)	The EUs Emission Trading Systems (EU ETS) require that companies are responsible for surrendering CO2 quotas (EU Allowances, EUA’s) to the authorities. EU ETS and the total EUA follows the consumption of bunkers, and the cost is treated like cost of bunkers when vessel is off-hire, i.e., EU-ETS/EUA is the owners’ cost when the vessel is off hire. EU-ETS/EUA is also owners’ cost for vessels operating in the spot market.